CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings Substantially Restricted [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Unallocated Employee Stock Ownership Plan Shares [Member]
Balance at Jun. 30, 2012	$ 30,413	$ 38	$ 21,458	$ (26,690)	$ 36,992	$ (1,385)
Net Income	1,080				1,080
Other comprehensive income (loss)	$ 643					643
Purchase of treasury stock
Expense for stock options vested	$ 20		20
Cash dividends declared	(328)				(328)
Balance at Jun. 30, 2013	31,828	38	21,478	(26,690)	37,744	(742)
Net Income	920				920
Other comprehensive income (loss)	322					322
Purchase of treasury stock	(10)			(10)
Increase in Unallocated ESOP shares	(950)						$ (950)
Expense for stock options vested	7		7
Cash dividends declared	(329)				(329)
Balance at Jun. 30, 2014	31,788	38	21,485	(26,700)	38,335	(420)	(950)
Net Income	1,347				1,347
Other comprehensive income (loss)	(41)					(41)
Purchase of treasury stock	(186)			(186)
Increase in Unallocated ESOP shares	(548)						(548)
Release of ESOP shares	12						12
Cash dividends declared	(329)				(329)
Balance at Jun. 30, 2015	$ 32,043	$ 38	$ 21,485	$ (26,886)	$ 39,353	$ (461)	$ (1,486)